AST BOND PORTFOLIO 2033
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 95.6%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	394,091	$4,216,772
(cost $3,780,719)

Short-Term Investment — 1.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $64,608)	64,608	64,608

TOTAL INVESTMENTS—97.0% (cost $3,845,327)(wa)		4,281,380

Other assets in excess of liabilities(z) — 3.0%		130,747

Net Assets — 100.0%		$4,412,127

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
40	10 Year U.S. Ultra Treasury Notes	Dec. 2024	$4,731,875	$(1,309)
Short Positions:
5	2 Year U.S. Treasury Notes	Dec. 2024	1,041,211	(2,489)
18	5 Year U.S. Treasury Notes	Dec. 2024	1,977,891	(2,624)
4	20 Year U.S. Treasury Bonds	Dec. 2024	496,750	2,893
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	399,281	5,511
				3,291
				$1,982
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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